Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 126,798	$ 127,025
Accumulated depreciation and amortization		(81,790)	(75,850)
Property and equipment, net		45,008	51,175
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		6,954	6,882
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		45,576	46,812
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		19,181	19,765
Computer and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		13,226	12,775
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		3,157	3,293
Capitalized software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		34,490	33,738
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		2,441	2,024
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	$ 1,773	$ 1,736

[1]	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property and equipment upon completion.